Prepayment, Net - Schedule of Prepayment (Details) - USD ($)	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Schedule of Prepayment [Abstract]
Prepayment	$ 95,804	$ 627,906
Less: Allowance for bad debt	(88,105)	(97,691)	$ (97,849)
Totals	$ 7,699	$ 530,215